Performance obligations and remaining performance obligations (Details) ₨ in Thousands	Mar. 31, 2020 INR (₨)
Within One Year [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 1,194,911
One To Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	492,804
More Than Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 125,535